Cover Page                                                                497(d)
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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 15, 2003 TO THE MAY 1, 2003 SUPPLEMENT TO PROSPECTUSES
FOR:
The Champion
Basic Policy
SP-1
Expanded Policy

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This Supplement modifies certain information in the above-referenced
Prospectuses and Supplements to Prospectuses, (as previously supplemented) dated May 1, 2003 (together the "Prospectuses").

Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. You should keep this Supplement with your Prospectus and any previous Prospectus Supplements. We will send you another copy of any Prospectus or Supplement, without charge, upon request.


A. CHANGES TO VARIABLE INVESTMENT OPTIONS

1. The following paragraph is added as the second paragraph under "About the Portfolios of the Trusts" in each May 1, 2003 Prospectus Supplement:

    Certain EQ Advisors Trust portfolios available through variable investment options under your policy were the subject of a plan of reorganization pursuant to which all of the assets and liabilities of each affected portfolio were transferred to a newly created portfolio of the AXA Premier VIP Trust. The transactions were effective on or about August 15, 2003, pursuant to a shareholder vote. The affected portfolios are the AXA Premier VIP Aggressive Equity Portfolio (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield Portfolio (formerly EQ/High Yield), and the AXA Moderate Allocation Portfolio (formerly EQ/Balanced). Information about these portfolios is set forth below. The names of the corresponding variable investment options have been changed to reflect the new portfolio names.

2. All references in the Prospectuses to the EQ/Aggressive Stock, EQ/High Yield and EQ/Balanced portfolios are changed to the AXA Premier VIP Aggressive Equity Portfolio, AXA Premier VIP High Yield Portfolio and the AXA Moderate Allocation Portfolio, respectively.

3. In "Contract features and benefits" under "Portfolios of the Trusts," the following information (reflecting the changes described in (1) above) regarding the AXA Premier VIP Aggressive Equity (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield (formerly EQ/High Yield) and AXA Moderate Allocation (formerly EQ/Balanced) replaces the information in the chart with respect to such portfolios. In addition, in the same section, the following information (reflecting Adviser changes) regarding the AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP International Equity portfolios replaces the information in the chart with respect to such portfolios:

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AXA Premier VIP Trust
Portfolio Name                       Objective                                       Adviser*
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity   Seeks to achieve long-term growth of capital     o Alliance Capital Management L.P.
 (formerly EQ/Aggressive Stock)                                                      o MFS Investment Management
                                                                                     o Marsico Capital Management, LLC
                                                                                     o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield          Seeks to achieve high total return through a     o Alliance Capital Management L.P.
 (formerly EQ/High Yield)           combination of current income and capital        o Pacific Investment Management Company LLC
                                    appreciation                                       (PIMCO)
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AXA Moderate Allocation             Seeks long-term capital appreciation and         o Equitable Life
 (formerly EQ/Balanced)             current income
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

* Equitable Life serves as the investment manager for each portfolio. The Advisers indicated are those that make the investment decisions for each Portfolio.

                                                                          x00593
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B. FEE TABLE INFORMATION

The following information replaces the information under "Investment Portfolios" in the May 1, 2003 Prospectus Supplement with respect to the AXA Moderate Allocation (formerly EQ/Balanced), AXA Premier VIP Aggressive Equity (formerly EQ/Aggressive Stock) and AXA Premier VIP High Yield (formerly EQ/High Yield) portfolios, respectively:

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                                                                                     Fee Waivers and/or
AXA Premier VIP Trust                                                Total Annual    Expense                Net Total Annual
Portfolio Name            Management fees(1)    Other Expenses(2)    Expenses        Reimbursements(3)      Expenses
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate              0.10%                 0.25%                0.35%            (0.25%)               0.10%
Allocation(+)
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AXA Premier VIP           0.63%                 0.21%                0.84%               --                 0.84%
Aggressive Equity
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AXA Premier VIP           0.60%                 0.22%                0.82%               --                 0.82%
High Yield
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

(1) The management fees for each Portfolio cannot be increased without a vote of each Portfolio`s shareholders.
(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.
(3) Equitable Life, the manager of the AXA Premier VIP Trust, has entered into an Expense Limitation Agreement with respect to certain portfolios, which is effective through April 30, 2004. Under this Agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) to not more than specified amounts.
(+) The AXA Moderate Allocation portfolio will invest in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, the portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios and the investment return of the portfolio will be reduced by the underlying portfolios' expenses. The anticipated range of expenses expected to be incurred in connection with the AXA Moderate Allocation portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust Prospectus.


            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

   Copyright 2003. The Equitable Life Assurance Society of the United States.
                              All Rights reserved.

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